Gains and Losses Information Related to Net Investment Hedges (Parenthetical) (Detail) (Financial instruments hedging foreign exchange risk, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss) reclassified to earnings	¥ 0	¥ 13,858	¥ 1,893